Financial instruments and risk management - Foreign currency risk (Details) R in Millions, $ in Millions	Dec. 31, 2021 USD ($) R / $	Dec. 31, 2021 ZAR (R) R / $	Dec. 31, 2020 ZAR (R) R / $	Dec. 31, 2019 ZAR (R) R / $	May 21, 2018 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | R		R 6,147	R 6,043	R 3,836
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate | R / $	15.94	15.94	14.69	14.00
Forward contract | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | $	$ 18
Forward contract | Currency risk | Weighted average
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate | R / $	15.89	15.89
US$600 million RCF
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt | $	$ 600				$ 600